Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Management fees paid	$ 330,000	$ 300,000
Operating lease payments due	181,000
Rent expense	131,000	53,000
Earnest money deposits	1,800,000
Non-refundable earnest money deposits	$ 1,500,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Monthly management fee	3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Monthly management fee	4.00%